INTEREST RATE SWAPS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Derivative [Line Items]
INTEREST RATE SWAPS

10.           INTEREST RATE SWAPS

All derivatives are recognized on the Company’s Condensed Consolidated Balance Sheets at their fair values. For accounting hedges, on the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair value” hedge) or (2) a hedge of a forecasted transaction (“cash flow” hedge).

The Company has entered into interest rate swap transactions, with multiple counterparties, which have been designated as cash flow hedges. The Company uses interest rate swaps for the management of interest rate risk exposure, as the interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The interest rate swaps are agreements between the Company and counterparties to pay, in the future, a fixed-rate payment in exchange for the counterparties paying the Company a variable payment. The amount of the net payment obligation is based on the notional amount of the swap contract and the prevailing market interest rates. The Company may terminate the swap contracts prior to their expiration dates, at which point a realized gain or loss would be recognized. The value of the Company’s commitment would increase or decrease based primarily on the extent to which interest rates move against the rate fixed for each swap.

In September 2018, the Company re-couponed its swaps, receiving cash of  $6,813, with the corresponding gain recognized ratably over the original term of the hedged instruments. The interest rate swaps designated as a cash flow hedge that were in place as of September 30, 2019 and December 31, 2018 are as follows:

Interest Rate Swap Detail				September 30, 2019	December 31, 2018
		Start Date of	End Date of	Notional Amount	Notional Amount
Trade Date	Fixed Rate	Swap	Swap	Outstanding	Outstanding
25-Sep-18	2.906%	31-Aug-18	04-Jun-21	$50,023	$56,030
25-Sep-18	2.906%	31-Aug-18	04-Jun-21	50,023	56,030
25-Sep-18	2.906%	31-Aug-18	04-Jun-21	50,023	56,030
				$150,069	$168,090

The Company pays fixed-rate interest amounts and receives floating rate interest amounts based on one-month LIBOR settings.

The derivative asset and liability balances at September 30, 2019 and December 31, 2018 are as follows:

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet	September 30,	December 31,	Balance Sheet	September 30,	December 31,
	Location	2019	2018	Location	2019	2018
Derivatives designated as hedging instruments
Interest rate contracts	Derivative asset (Current assets)	$—	$—	Derivative liability (Current liabilities)	$1,746	$630
Interest rate contracts	Derivative asset (Noncurrent assets)	—	—	Derivative liability (Noncurrent liabilities)	1,235	900
Total derivatives designated as hedging instruments		—	—		2,981	1,530
Total Derivatives		$—	$—		$2,981	$1,530

The components of Accumulated other comprehensive income included in the Condensed Consolidated Balance Sheets consist of net unrealized (loss) gain on cash flow hedges as of September 30, 2019 and December 31, 2018.

The following table presents the gross amounts of these liabilities with any offsets to arrive at the net amounts recognized in the Condensed Consolidated Balance Sheets at September 30, 2019 and December 31, 2018:

Gross Amounts not Offset in the
Condensed Consolidated Balance Sheets
		Gross Amounts	Net Amounts of
	Gross	Offset in the	Liabilities Presented
	Amounts of	Condensed	in the Condensed
	Recognized	Consolidated	Consolidated	Financial	Cash Collateral	Net
	Liabilities	Balance Sheets	Balance Sheets	Instruments	Received	Amount

September 30, 2019 Derivatives	$2,981	$—	$2,981	$—	$—	$2,981
December 31, 2018 Derivatives	1,530	—	1,530	—	—	1,530